Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2040 Fund - Fidelity Freedom 2040 Fund - Class K6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567